Investments in Affiliates (Details) - Schedule of results of operation - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of results of operation [Abstract]
Income from operations	¥ 1,462	¥ 115,656	¥ 689,259
Net profit (loss)	¥ (7,089)	¥ 89,820	¥ 520,539